UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09013

 NAME OF REGISTRANT:                     Eaton Vance Senior Income
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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

Eaton Vance Senior Income Trust
--------------------------------------------------------------------------------------------------------------------------
 ADELPHIA COMMUNICATIONS CORPORATION                                                         Agenda Number:  932528714
--------------------------------------------------------------------------------------------------------------------------
        Security:  006848AS4
    Meeting Type:  Consent
    Meeting Date:  12-Sep-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     POTENTIAL ARAHOVA SETTLEMENT                              Mgmt          Against

02     POTENTIAL FRONTIERVISION HOLDCO SETTLEMENT                Mgmt          Against

03     POTENTIAL OLYMPUS PARENT SETTLEMENT                       Mgmt          Against

04     INTER-CREDITOR DISPUTE HOLDBACK                           Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 ADELPHIA COMMUNICATIONS CORPORATION                                                         Agenda Number:  932599725
--------------------------------------------------------------------------------------------------------------------------
        Security:  006848AS4
    Meeting Type:  Consent
    Meeting Date:  27-Nov-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 AIRGATE PCS, INC.                                                                           Agenda Number:  932575939
--------------------------------------------------------------------------------------------------------------------------
        Security:  009367AF0
    Meeting Type:  Consent
    Meeting Date:  25-Aug-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSED AMENDMENT                                        Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 ALAMOSA (DELAWARE), INC.                                                                    Agenda Number:  932575927
--------------------------------------------------------------------------------------------------------------------------
        Security:  011588AE0
    Meeting Type:  Consent
    Meeting Date:  25-Aug-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL AMENDMENT                                        Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  932573757
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733U108
    Meeting Type:  Annual
    Meeting Date:  11-Sep-2006
          Ticker:  FCT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES A. BOWEN                                            Mgmt          For                            For
       RICHARD E. ERICKSON                                       Mgmt          For                            For
       NIEL B. NIELSON                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HAYES LEMMERZ INTERNATIONAL, INC.                                                           Agenda Number:  932550711
--------------------------------------------------------------------------------------------------------------------------
        Security:  420781304
    Meeting Type:  Annual
    Meeting Date:  18-Jul-2006
          Ticker:  HAYZ
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HENRY D. G. WALLACE                                       Mgmt          For                            For
       RICHARD F. WALLMAN                                        Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS INDEPENDENT AUDITORS FOR THE COMPANY FOR
       ITS FISCAL YEAR ENDING JANUARY 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 HAYES LEMMERZ INTERNATIONAL, INC.                                                           Agenda Number:  932688635
--------------------------------------------------------------------------------------------------------------------------
        Security:  420781304
    Meeting Type:  Special
    Meeting Date:  04-May-2007
          Ticker:  HAYZ
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE (I) A RIGHTS OFFERING OF UP TO $180,000,000,   Mgmt          For                            For
       (II) THE SALE OF ANY COMMON STOCK NOT SUBSCRIBED
       FOR IN THE RIGHTS OFFERING, (III) AT THE INVESTOR
       S OPTION, THE PURCHASE OF UP TO 4,038,462 SHARES
       OF COMMON STOCK, (IV) THE RELATED AMENDED AND
       RESTATED EQUITY PURCHASE AND COMMITMENT AGREEMENT,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

02     A PROPOSAL TO AMEND THE COMPANY S CERTIFICATE             Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE AGGREGATE
       NUMBER OF AUTHORIZED SHARES OF COMMON STOCK
       FROM 100,000,000 TO 200,000,000 AND THE AGGREGATE
       NUMBER OF AUTHORIZED SHARES OF CAPITAL STOCK
       FROM 101,000,000 TO 201,000,000.

03     A PROPOSAL TO AMEND THE COMPANY S CERTIFICATE             Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE MAXIMUM NUMBER
       OF MEMBERS OF THE BOARD OF DIRECTORS FROM NINE
       TO TWELVE.




--------------------------------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  932709100
--------------------------------------------------------------------------------------------------------------------------
        Security:  44977W106
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2007
          Ticker:  PPR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       R. BARBARA GITENSTEIN                                     Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For
       DAVID W.C. PUTNAM                                         Mgmt          For                            For
       JOHN G. TURNER                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIONEER FLOATING RATE TRUST                                                                 Agenda Number:  932557664
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369J102
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2006
          Ticker:  PHD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARY K. BUSH                                              Mgmt          For                            For
       THOMAS J. PERNA                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TIME WARNER CABLE INC                                                                       Agenda Number:  932687835
--------------------------------------------------------------------------------------------------------------------------
        Security:  88732J108
    Meeting Type:  Annual
    Meeting Date:  23-May-2007
          Ticker:  TWC
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID C. CHANG                                            Mgmt          For                            For
       JAMES E. COPELAND, JR.                                    Mgmt          For                            For

02     RATIFICATION OF AUDITORS.                                 Mgmt          For                            For

03     APPROVAL OF THE TIME WARNER CABLE INC. 2006               Mgmt          For                            For
       STOCK INCENTIVE PLAN.

04     APPROVAL OF THE TIME WARNER CABLE INC. 2007               Mgmt          For                            For
       ANNUAL BONUS PLAN.




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932671298
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  02-May-2007
          Ticker:  TRMP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MORTON E. HANDEL                                          Mgmt          For                            For
       JAMES B. PERRY                                            Mgmt          For                            For
       DONALD J. TRUMP                                           Mgmt          For                            For

02     RATIFICATION OF AUDITORS. TO RATIFY THE BOARD             Mgmt          For                            For
       S APPOINTMENT OF ERNST & YOUNG, LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       (INDEPENDENT AUDITORS) FOR THE YEAR ENDING
       DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 UBIQUITEL OPERATING CO                                                                      Agenda Number:  932599179
--------------------------------------------------------------------------------------------------------------------------
        Security:  90348AAG4
    Meeting Type:  Consent
    Meeting Date:  02-Nov-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE ADOPTION OF CERTAIN PROPOSED AMENDMENTS               Mgmt          No vote
       TO THE INDENTURES.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Income Trust
By (Signature)       /s/ James B. Hawkes
Name                 James B. Hawkes
Title                President
Date                 08/24/2007